NET OPERATING REVENUE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NET OPERATING REVENUE
Gross operating revenue	R$ 66,243,174	R$ 65,006,728	R$ 60,997,496
Deductions from gross operating revenue	(23,036,342)	(22,498,269)	(20,710,681)
Taxes	(16,058,584)	(15,388,784)	(14,163,869)
Discounts granted and return of goods	(6,977,758)	(7,109,485)	(6,546,812)
Net operating revenue	R$ 43,206,832	R$ 42,508,459	R$ 40,286,815